Financing Under Security Purchase Agreement (Details Narrative) - USD ($)							12 Months Ended
	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 02, 2022	Oct. 01, 2021	Jul. 13, 2021	Dec. 31, 2022	Dec. 31, 2021	May 15, 2022	Mar. 28, 2022	Mar. 15, 2022	Mar. 14, 2022	Sep. 23, 2021	Sep. 22, 2021	Dec. 13, 2019	Jul. 27, 2017
Purchase price per share															$ 5.00	$ 6.60
Dividend paid	$ 561,381
Common stock, par value							$ 0.001	$ 0.001			$ 0.001				$ 0.001
Common stock, shares authorized							62,393,940	62,393,940			63,227,273	41,666,666	62,393,940	41,666,666
Stated value per share							$ 1,000	$ 1,000
Liquidated damages								$ 615,253
Loss contingency, damages sought, value								$ 1,100,000
Loss contingency accrual provision							$ 615,123
Preferred Investment Option [Member]
Option to purchase common stock						11,363,637
Option exercisable price						$ 0.88
Option Indexed to Issuer's Equity, Settlement Alternatives						The holders of the Preferred Investment Option may exercise the Preferred Investment Option on a cashless basis, solely to the extent there is no effective registration statement registering, or the prospectus in such registration statement is not available for the resale of the shares of common stock issuable at the time of exercise. The Company is prohibited from effecting an exercise of any Preferred Investment Option to the extent that such exercise would result in the number of shares of common stock beneficially owned by such holder and its affiliates exceeding 9.99% of the total number of shares of common stock outstanding immediately after giving effect to the exercise of the Preferred Investment Options by the holder (the “PIO Beneficial Ownership Limitation”), except that upon notice from the holder to the Company, the holder may increase or decrease the amount of ownership of outstanding shares of Common Stock after exercising the holder’s Preferred Investment Option, provided that the PIO Beneficial Ownership Limitation in no event exceeds 9.99% of the number of outstanding shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of common stock upon exercise of the Preferred Investment Option held by the holder and provided that any increase in the PIO Beneficial Ownership Limitation shall not be effective until 61 days following notice to the Company
Series C Convertible Preferred Stock [Member]
Preferred stock, dividend rate, percentage						10.00%	10.00%	10.00%
Conversion price						$ 0.88
Preferred stock, contract terms						The Certificate of Designations contains limitations that prevent the holder thereof from acquiring shares of common stock upon conversion that would result in the number of shares of common stock beneficially owned by such holder and its affiliates exceeding 9.99% of the total number of shares of common stock outstanding immediately after giving effect to the conversion (the “Beneficial Ownership Limitation”), except that upon notice from the holder to the Company, the holder may increase or decrease the amount of ownership of outstanding shares of common stock after converting the holder’s shares of Series C Preferred Stock, provided that the Beneficial Ownership Limitation in no event exceeds 9.99% of the number of outstanding shares of the common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the shares of Series C Preferred Stock held by the holder and provided that any increase in the Beneficial Ownership Limitation shall not be effective until 61 days following notice to the Company
Common stock, shares authorized						41,666,666
Stated value per share						$ 1,000
Investor [Member]
Shares issued upon conversion							3,127,689		1,554,130	4,681,819
Number of shares converted							2,752		1,368	4,120
Securities Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued, value						$ 859,218
Number of shares issued						2,000,000
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Number of shares issued, value						$ 4,022,700
Number of shares issued						8,240
Additional piaid in capital						$ 4,022,700
Securities Purchase Agreement [Member] | Preferred Investment Option [Member]
Other liabilities fair value						4,293,872
Additional piaid in capital						5,153,090
Securities Purchase Agreement [Member] | Investor [Member]
Gross proceeds from issuance of equity						10,000,000
Number of shares issued, value						$ 9,200,000
Number of shares issued						2,000,000
Purchase price per share						$ 0.88
Proceeds from issuance of common stock						$ 1,760,000
Securities Purchase Agreement [Member] | Investor [Member] | Preferred Investment Option [Member]
Option to purchase common stock						11,363,637
Option indexed to issuers equity shares value						$ 10,000,000
Option exercisable price						$ 0.88
Securities Purchase Agreement [Member] | Investor [Member] | Series C Convertible Preferred Stock [Member]
Number of shares issued						8,240
Purchase price per share						$ 1,000
Preferred stock, dividend rate, percentage					10.00%	10.00%
Proceeds from issuance of private placement						$ 8,240,000
Shares issued upon conversion						9,363,637
Conversion price						$ 0.88
Preferred stock, contract terms						The terms of the Preferred Stock include beneficial ownership limitations that preclude conversion that would result in the Investor owning in excess of 9.99% of the Company’s outstanding shares of common stock
Dividend paid	$ 68,809	$ 84,005	$ 202,567	$ 206,000	$ 171,668
Registration Rights Agreement [Member]
Percentage of liquidated damages						2.00%
Liquidated damages						$ 1,977,600
Percentage of interest payable on liquidated damages						18.00%
Registration Rights Agreement [Member] | Maximum [Member]
Percentage of liquidated damages						24.00%